UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:110 East 42nd Street, Suite 1100
	New York, NY 10017-8535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti	New York, NY   May 18, 2010
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total:$250,500 (thousands)


List of Other Included Managers:
NONE



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
NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACERGY S A	      SPONSORED ADR  00443E104	    65646	 3575471       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     5931	  408205       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       9349         269982       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     3145	  427835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      475	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	       20	   16800       SOLE	   N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207       1223          15050       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       82	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      170	   15000       SOLE	   N/A	      SOLE
BUILDERS FIRST SOURCE INC    COM     12008R107	    16120	 5117612       SOLE	   N/A	      SOLE
CANADIAN NAT RES LTD         COM     136385101      11427	  154340       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     5296	  155114       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108	     1721         429299       SOLE        N/A        SOLE
COINSTAR INC		     COM     19259P300	      211	    6500       SOLE	   N/A	      SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     2593	   91575       SOLE	   N/A	      SOLE
COPANO ENERGY L L C	 COM UNITS   217202100	      241	   10000       SOLE	   N/A	      SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	        8	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207       1380	  896120       SOLE	   N/A        SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       62	   30000       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205       1776	   80632       SOLE	   N/A        SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        470	   65150       SOLE	   N/A	      SOLE
GEORGIA GULF CORP     COM PAR $0.01  373200302	      271	   14675       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	     1280	  113911       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	      183	  122900       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     4243         111415       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	      147	   22680       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	        4	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	    16582	  110571       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     6838	  275614       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     2055	   37830       SOLE	   N/A	      SOLE
MANHATTAN BRIDGE CAPITAL INC COM     562803106	       14	   10000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     3254	  210055       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      453	    2457       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       7358	   71445       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     5808	  235045       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      445	   45422       SOLE	   N/A	      SOLE
PHI INC			   COM VTG   69336T106	      403	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        214	  107211       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      18228         771376       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	       94	   32401       SOLE	   N/A        SOLE
POINT 360		     COM     730698107	      290	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      13782	  364120       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109      14387         631701       SOLE        N/A        SOLE
RTI INTL METALS INC	     COM     74973W107	      280	    9217       SOLE	   N/A	      SOLE
SEACOR HOLDINGS INC	     COM     811904101	     5435	   67286       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       5102         175190       SOLE        N/A        SOLE
SHUTTERFLY INC		     COM     82568P304	      229	    9500       SOLE	   N/A	      SOLE
SILVERLEAF RESORTS INC	     COM     828395103	      182	  150000       SOLE	   N/A	      SOLE
SKYLINE CORP		     COM     830830105	     3215	  172850       SOLE	   N/A	      SOLE
SPARTAN MTRS INC	     COM     846819100	       56	   10000       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      312	   30875       SOLE	   N/A	      SOLE
SUNCOR ENERGY INC NEW	     COM     867224107	     1986	   61044       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        910          53357       SOLE        N/A        SOLE
TRIMAS CORP		   COM NEW   896215209	      942	  145164       SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM     903002103	      474	   58009       SOLE	   N/A	      SOLE
ZENITH NATL INS CORP	     COM     989390109	     7398	  193051       SOLE	   N/A	      SOLE
